Note 2 - Summary of Significant Accounting Policies (Details Textual) - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	90.3	6.6	14.4